Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Apr. 27, 2013 Restricted Stock Units (RSUs)	Apr. 28, 2012 Restricted Stock Units (RSUs)	Apr. 30, 2011 Restricted Stock Units (RSUs)	Jul. 08, 2013 Subsequent Event Chief Executive Officer Termination Benefits	Jul. 08, 2013 Subsequent Event Chief Executive Officer Termination Benefits Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Cash Severance				$ 3,650
Restricted stock units vested	13,000	0	0		275,846
Restricted stock units vested, aggregate value	$ 205				$ 4,871
Closing price of the Company's common stock				$ 17.66